Long-Term Debt and Trust Preferred Securities (Table)	12 Months Ended
Dec. 31, 2023
Long-Term Debt and Trust Preferred Securities [Abstract]
Long-Term Debt by Contractual Maturity [text block table]	Long-Term Debt by Earliest Contractual Maturity in € m. Due in2024 Due in2025 Due in2026 Due in2027 Due in2028 Due after2028 TotalDec 31,2023 TotalDec 31,2022 Senior debt: Bonds and notes: Fixed rate 14,803 12,237 12,380 10,779 8,736 13,720 72,656 63,986 Floating rate 319 2,427 2,441 895 616 2,329 9,028 14,571 Other 15,704 568 564 350 680 8,529 26,394 41,588 Subordinated debt: Bonds and notes: Fixed rate 53 2,703 1,978 2,378 0 4,051 11,163 9,644 Floating rate 0 0 0 0 0 0 0 1,491 Other 64 0 42 20 0 22 149 245 Total long-term debt 30,942 17,936 17,406 14,422 10,032 28,652 119,390 131,525
Fixed and Floating Rate Trust Preferred Securities [text block table]	Trust Preferred Securities1 in € m. Dec 31, 2023 Dec 31, 2022 Fixed rate 0 0 Floating rate 289 500 Total trust preferred securities 289 500 1 Perpetual instruments, redeemable at specific future dates at the Group’s option.